BALANCE SHEET - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 21, 2025
Current assets
Cash	$ 0	$ 0
Deferred transaction costs	2,224,203	1,629,758
Total Current Assets	2,224,203	1,629,758
TOTAL ASSETS	2,224,203	1,629,758
Commitments and Contingencies
Current liabilities
Accrued transaction costs	282,214	121,703
Accounts payable and accrued expenses	447,662	72,161
Accrued legal fees	200,820	157,427
Due to Sponsor	$ 1,578,524	$ 1,423,849
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Total Current Liabilities	$ 2,509,220	$ 1,775,140
TOTAL LIABILITIES	2,509,220	1,775,140
Shareholders' Deficit
Class A member interests, 27,368,672 units issued and outstanding as of December 31, 2025	10	10
Subscription receivable	(10)	(10)
Accumulated deficit	(285,017)	(145,382)
Total Stockholder's Deficit	(285,017)	(145,382)	$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 2,224,203	$ 1,629,758